Property, Plant And Equipment - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 2,236,714	R$ 2,276,674
Additions	15,860	(74,585)
Write-offs	(22,283)	(11,604)
Reversal of impairment	(6,359)	(2,385)
Transfers	(471,270)	(22,662)
Other changes including exchange variation	21,227	71,276
Property, Plant And Equipment, Ending	R$ 1,773,889	R$ 2,236,714
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years	5 years
Templates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Tools And Accessories [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Tools And Accessories [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years	20 years
Facilities [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Facilities [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years	60 years
Machinery and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Machinery and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years	15 years
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years	20 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	14 years	14 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years	60 years
Furniture and fixtures [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Furniture and fixtures [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years	25 years
IT equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
IT equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years	15 years
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 3,697,796	R$ 4,215,778
Additions	339,203	291,734
Write-offs	(99,833)	(60,879)
Reversal of impairment	(6,359)	(2,385)
Transfers	(573,375)	(23,712)
Other changes including exchange variation	(42,918)	(722,740)
Property, Plant And Equipment, Ending	3,314,514	3,697,796
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	78,072	73,775
Additions	12,463	25,215
Write-offs	(41,883)	(20,835)
Transfers	99	320
Other changes including exchange variation	(3,173)	(403)
Property, Plant And Equipment, Ending	45,578	78,072
Gross carrying amount [member] | Templates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	203,814	219,402
Additions	1,499	95
Write-offs	(23,823)	(23,925)
Transfers	10,874	7,930
Other changes including exchange variation	192	312
Property, Plant And Equipment, Ending	192,556	203,814
Gross carrying amount [member] | Tools And Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	8,161	6,404
Additions	314	57
Write-offs	(445)
Transfers	3,910	1,499
Other changes including exchange variation	34	201
Property, Plant And Equipment, Ending	11,974	8,161
Gross carrying amount [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	310,282	297,943
Additions	49	3,961
Write-offs		(223)
Transfers	(1,534)	2,108
Other changes including exchange variation	975	6,493
Property, Plant And Equipment, Ending	309,772	310,282
Gross carrying amount [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	819,919	783,134
Additions	9,563	11,213
Write-offs	(1,259)	(433)
Transfers	54,336	4,807
Other changes including exchange variation	(16,108)	21,198
Property, Plant And Equipment, Ending	866,451	819,919
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	577,217	668,255
Additions	46,869	33,549
Write-offs	(23,243)	(9,477)
Reversal of impairment	(1,958)	(128)
Transfers	20,645	62,324
Other changes including exchange variation	(4,427)	(177,306)
Property, Plant And Equipment, Ending	615,103	577,217
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	940,002	965,596
Additions	2,245	440
Write-offs		(94)
Reversal of impairment	(887)	57
Transfers	(555,221)	9
Other changes including exchange variation	818	(26,006)
Property, Plant And Equipment, Ending	386,957	940,002
Gross carrying amount [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	362,817	797,929
Additions	40,118	34,887
Write-offs	(3,031)	(585)
Reversal of impairment	(3,514)	(2,896)
Transfers	16,978	11,373
Other changes including exchange variation	(15,641)	(477,891)
Property, Plant And Equipment, Ending	397,727	362,817
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	30,525	30,525
Transfers	4,653
Other changes including exchange variation	(21)
Property, Plant And Equipment, Ending	35,157	30,525
Gross carrying amount [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	263,524	294,401
Additions	21,976	24,488
Write-offs	(3,902)	(2,093)
Reversal of impairment		582
Transfers	18,483	18,460
Other changes including exchange variation	(2,853)	(72,314)
Property, Plant And Equipment, Ending	297,228	263,524
Gross carrying amount [member] | Projects In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	103,463	78,414
Additions	204,107	157,829
Write-offs	(2,247)	(3,214)
Transfers	(146,598)	(132,542)
Other changes including exchange variation	(2,714)	2,976
Property, Plant And Equipment, Ending	156,011	103,463
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(1,461,082)	(1,939,104)
Additions	(323,343)	(366,319)
Write-offs	77,550	49,275
Transfers	102,105	1,050
Other changes including exchange variation	64,145	794,016
Property, Plant And Equipment, Ending	(1,540,625)	(1,461,082)
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(31,784)	(29,633)
Additions	(15,832)	(16,524)
Write-offs	27,478	14,065
Transfers	(7)	10
Other changes including exchange variation	3,221	298
Property, Plant And Equipment, Ending	(16,924)	(31,784)
Accumulated depreciation, amortisation and impairment [member] | Templates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(191,501)	(201,313)
Additions	(8,314)	(14,710)
Write-offs	23,739	24,567
Transfers	148	4
Other changes including exchange variation	(10)	(49)
Property, Plant And Equipment, Ending	(175,938)	(191,501)
Accumulated depreciation, amortisation and impairment [member] | Tools And Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(2,954)	(2,393)
Additions	(687)	(407)
Write-offs	410
Other changes including exchange variation	(24)	(154)
Property, Plant And Equipment, Ending	(3,255)	(2,954)
Accumulated depreciation, amortisation and impairment [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(147,309)	(128,540)
Additions	(20,703)	(17,333)
Transfers	1,234	(1)
Other changes including exchange variation	(584)	(1,435)
Property, Plant And Equipment, Ending	(167,362)	(147,309)
Accumulated depreciation, amortisation and impairment [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(379,050)	(327,579)
Additions	(56,617)	(56,399)
Write-offs	657	257
Other changes including exchange variation	18,274	4,671
Property, Plant And Equipment, Ending	(416,736)	(379,050)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(217,167)	(385,286)
Additions	(90,281)	(82,950)
Write-offs	19,089	7,867
Transfers	5,292	529
Other changes including exchange variation	15,696	242,673
Property, Plant And Equipment, Ending	(267,371)	(217,167)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(191,422)	(158,801)
Additions	(7,315)	(43,092)
Transfers	96,558
Other changes including exchange variation	394	10,471
Property, Plant And Equipment, Ending	(101,785)	(191,422)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(138,078)	(508,942)
Additions	(78,988)	(89,478)
Write-offs	2,734	458
Transfers	(184)	269
Other changes including exchange variation	20,543	459,615
Property, Plant And Equipment, Ending	(193,973)	(138,078)
Accumulated depreciation, amortisation and impairment [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(161,817)	(196,617)
Additions	(44,606)	(45,426)
Write-offs	3,443	2,061
Transfers	(936)	239
Other changes including exchange variation	6,635	77,926
Property, Plant And Equipment, Ending	R$ (197,281)	R$ (161,817)